TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL HIGHLIGHTS

                                                                  CLASS 1
                                                            -------------------
                                                              Period Ended
                                                            December 31, 1998 +
                                                            -------------------

Per Share Operating Performance
(For a share outstanding throughout the period)

Net asset value, beginning of period                              $10.00
                                                            -------------------
Income from investment operations:
     Net investment income                                           .08
     Net realized and unrealized gains                              1.26
                                                            -------------------
Total from investment operations                                    1.34
                                                            -------------------
Net asset value, end of period                                    $11.34
                                                            ===================
Total Return *                                                     13.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                 $  284
Ratios to average net assets:
     Expenses                                                       1.00% **
     Expenses, excluding waiver and payments by affiliate           1.55% **
     Net investmentincome                                           1.18% **
Portfolio turnover rate                                             4.14%

*Total return does not include deductions at the contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract for which the Fund serves as an underlying investment vehicle. Total return is not annualized.

**Annualized.

+ For the period May 1, 1998 (commencement of operations) to December 31, 1998.






                       SEE NOTES TO FINANCIAL STATEMENTS.


PAGE
        TEMPLETON VARIABLE PRODUCTS SERIES FUND
        FRANKLIN GROWTH INVESTMENTS FUND
        STATEMENT OF INVESTMENTS,  DECEMBER 31, 1998



                                                             COUNTRY            SHARES       VALUE
------------------------------------------------------------------------------------------------------
        COMMON STOCKS  87.8%
        BEVERAGES & TOBACCO  3.8%
        Phillip Morris Cos. Inc.                            United States        200       $10,700
                                                                                          --------
        CHEMICALS  3.7%
        Air Products & Chemicals Inc.                       United States        200         8,000
        Pall Corp.                                          United States        100         2,531
                                                                                          --------
                                                                                            10,531
                                                                                          --------
        DATA PROCESSING & REPRODUCTION  10.0%
        Automatic Data Processing Inc.                      United States       100          8,019
*       Cambridge Technology Partners Inc.                  United States       100          2,213
        Compaq Computer Corp.                               United States       100          4,194
*       Microsoft Corp.                                     United States       100         13,869
                                                                                          --------
                                                                                            28,295
                                                                                          --------
        ELECTRICAL & ELECTRONICS  1.5%
*       Applied Materials Inc.                              United States       100          4,269
                                                                                          --------
        ELECTRONIC COMPONENTS & INSTRUMENTS  11.4%
        Emerson Electric Co.                                United States       100          6,050
        Hewlett-Packard Co.                                 United States       100          6,831
        Intel Corp.                                         United States       100         11,856
        Molex Inc.                                          United States       200          7,625
                                                                                          --------
                                                                                            32,362
                                                                                          --------
        ENERGY SOURCES  5.9%
        Enron Corp.                                         United States       100          5,706
        Expeditors International of Washington Inc.         United States       100          4,200
        MCN Energy Group Inc.                               United States       100          1,906
        Royal Dutch Petroleum Co., N.Y. shs.                Netherlands         100          4,788
                                                                                          --------
                                                                                            16,600
                                                                                          --------
        ENVIRONMENTAL  .7%
*       Republic Services Inc., A                           United States       100         1,844
                                                                                          --------
        FINANCIAL SERVICES  12.4%

        Associates First Capital Corp.                      United States       200         8,475
        Charles Schwab Corp.                                United States       150         8,428
*       Concord EFS Inc.                                    United States       100         4,238
        Equifax Inc.                                        United States       200         6,838
        Fannie Mae                                          United States       100         7,400
                                                                                          --------
                                                                                           35,379
                                                                                          --------
        FOOD & HOUSEHOLD PRODUCTS  1.9%
        Campbell Soup Co.                                   United States       100        5,500
                                                                                          --------
        HEALTH & PERSONAL CARE  10.7%
        Abbott Laboratories                                 United States       200        9,800
        American Home Products Corp.                        United States       100        5,631
        Baxter International Inc.                           United States       100        6,431
        Johnson & Johnson                                   United States       100        8,388
                                                                                          --------
                                                                                           30,250
                                                                                          --------
        INDUSTRIAL COMPONENTS  2.4%
*       Uniphase Corp.                                      United States       100         6,938
                                                                                          --------

PAGE

        INSURANCE  1.7%
        Citigroup Inc.                                      United States       100         4,950
                                                                                          --------
        LEISURE & TOURISM  1.6%
*       Mirage Resorts Inc.                                 United States       300         4,481
                                                                                          --------
        MERCHANDISING  2.2%
        Albertson's Inc.                                    United States       100         6,369
                                                                                          --------
        MISC MATERIALS & COMMODITIES  .9%
        De Beers Consolidated Mines AG, ADR                 South Africa        200         2,550
                                                                                          --------
        MULTI-INDUSTRY  1.6%
        Avery Dennison Corp.                                United States       100         4,506
                                                                                          --------
        RECREATION & OTHER CONSUMER GOODS  .8%
        Mattel Inc.                                         United States       100         2,281
                                                                                          --------
        TELECOMMUNICATIONS  7.5%
*       AirTouch Communications Inc.                        United States       100         7,213
*       Cisco Systems Inc.                                  United States       150        13,919
                                                                                          --------
                                                                                           21,132
                                                                                          --------
        TEXTILES & APPAREL  1.4%
        Nike Inc., B                                        United States       100         4,056
                                                                                          --------
        TRANSPORTATION  2.3%
        Air Express International Corp.                     United States       300         6,525
                                                                                          --------
        UTILITIES ELECTRICAL & GAS  3.4%
*       AES Corp.                                           United States       100         4,738
        CMS Energy Corp.                                    United States       100         4,844
                                                                                          --------
                                                                                            9,582
                                                                                          --------
        TOTAL COMMON STOCKS (COST $215,858)                                               249,100
                                                                                          --------



                                                                                                     PRINCIPAL
(a)     REPURCHASE AGREEMENT 12.7%                                                                    AMOUNT**
                                                                                                     ---------
        Joint Repurchase Agreement, 4.681%, 1/04/99, (Cost $35,912)(Maturity Value $35,931)            $35,912             35,912
        Barclays Capital Inc. (Maturity Value $1,825)
        Bear, Stearns Securities Corp. (Maturity Value $473)
        Chase Securities Inc. (Maturity Value $3,717)
        CIBC Oppenheimer Corp. (Maturity Value $3,717)
        Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $3,717)
        Dresdner Kleinwort Benson, North America LLC (Maturity Value $3,717)
        Goldman, Sachs & Co. (Maturity Value $1,014)
        Greenwich Capital Markets Inc. (Maturity Value $3,717)
        Lehman Securities Inc. (Maturity Value $675)
        NationsBanc Montgomery Securities LLC (Maturity Value $3,717)
        Paine Webber Inc. (Maturity Value $2,027)
        Paribas Corp. (Maturity Value $3,717)
        Warburg Dillon Read LLC (Maturity Value $3,898)
             Collateralized by U.S. Treasury Bills and Notes
        TOTAL INVESTMENTS (COST $251,770) 100.5%                                                                          285,012
        OTHER ASSETS, LESS LIABILITIES (.5%)                                                                               (1,392)
                                                                                                                        ----------
        TOTAL NET ASSETS 100.0%                                                                                          $283,620
                                                                                                                        ==========

*       Non income producing.
**      Securities traded in U.S. dollars.

(a)     See Note 1(c) regarding joint repurchase agreement.

                       See Notes to Financial Statements.

PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
     Investments in securities, at value (cost $215,858)              $249,100
     Repurchase agreement, at value and cost                            35,912
     Receivables from dividends                                            208
                                                                      ---------
          Total assets                                                 285,220
                                                                      ---------
Liabilities:
     Accrued expenses                                                    1,600
                                                                      ---------
Net assets, at value                                                  $283,620
                                                                      =========
Net assets consist of:
     Undistributed net investment income                              $  1,988
     Net unrealized appreciation                                        33,242
     Accumulated net realized loss                                      (1,610)
     Beneficial shares                                                 250,000
                                                                      ---------
Net assets, at value                                                  $283,620
                                                                      =========
Net asset value per share ($283,620/25,000 shares outstanding)          $11.34
                                                                      =========



PAGE

TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the period May 1, 1998 (commencement of operations) through December 31, 1998



Investment Income:
     (net of foreign taxes of $24)
     Dividends                                          $1,610
     Interest                                            2,072
                                                      --------
          Total investment income                                        $3,682
                                                                       --------
Expenses:
     Management fees (Note 3)                            1,009
     Administrative fees (Note 3)                          160
     Custodian fees                                         20
     Reports to shareholders                               650
     Registration and filing fees                           45
     Professional fees                                     300
     Trustees' fees and expenses                           325
     Other                                                  90
                                                       --------
          Total expenses                                                  2,599
          Expenses waived/paid by affiliate (Note 3)                       (905)
                                                                       --------
             Net expenses                                                 1,694
                                                                       ---------
   Net investment income                                                  1,988
                                                                       ---------
Realized and unrealized gains (losses):
          Net realized loss from investments                             (1,610)
          Net unrealized appreciation on investments                     33,242
                                                                       --------
Net realized and unrealized gain                                         31,632
                                                                       --------
Net increase in net assets resulting from operations                    $33,620
                                                                       ========




TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD MAY 1, 1998 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1998




Increase (decrease) in net assets:
  Operations:
    Net investment income                                            $  1,988
    Net realized loss from investments                                 (1,610)
    Net unrealized appreciation on investments                         33,242
                                                                     ---------
       Net increase in net assets resulting from operations            33,620

  Fund share transactions - Class 1 (Note 2):                         250,000
                                                                     ---------
       Net increase in net assets                                     283,620
Net assets:
  Beginning of period                                                       -
  End of period                                                      $283,620
                                                                     =========
Undistributed net investment income included in net assets:
  End of period                                                      $  1,988
                                                                     =========


PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Growth Investments Fund (the Fund) is a separate, diversified series of Templeton Variable Products Series Fund (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks capital appreciation through a policy of investing at least 65% of total assets in equity securities. The following summarizes the Fund's significant accounting policies.

A.    SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B.    FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.    JOINT REPURCHASE AGREEMENT:

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 1998, all outstanding repurchase agreements had been entered into on that date.

PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D.    INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

E.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

F.    ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.    BENEFICIAL SHARES

The Fund offers two classes of shares: Class 1 and Class 2 shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At December 31, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's Class 1 shares were as follows:

                                           PERIOD ENDED
                                         DECEMBER 31, 1998*
                                 --------------------------------
CLASS 1 SHARES:                        SHARES           AMOUNT
                                 ---------------- ---------------
Shares sold                            25,000        $250,000
                                 ---------------- ---------------
Net increase                           25,000        $250,000
                                 ---------------- ---------------

*Commencement of sales was May 1, 1998.

As of December 31, 1998, there were no transactions in the Fund's Class 2 shares.

Templeton Funds Annuity Company, the Fund's administrative manager, is the record owner of 100% of the Fund's Class 1 shares as of December 31, 1998.



PAGE


TEMPLETON VARIABLE PRODUCTS SERIES FUND
FRANKLIN GROWTH INVESTMENTS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


3.    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Trust are also officers or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

        ANNUALIZED
        FEE RATE               AVERAGE DAILY NET ASSETS
    ------------------ -------------------------------------------------------
       0.60%              First $200 million
       0.50%              Over $200 million, up to and including $1.3 billion
       0.40%              Over $1.3 billion

Advisers agreed in advance to reduce management fees to the extent necessary to limit total expenses to an annual rate of 1.00% and 1.25% of the average daily net assets of Class 1 and Class 2 shares, respectively, through December 31, 1998, as noted in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

    ANNUALIZED
     FEE RATE             AVERAGE DAILY NET ASSETS
  ------------------ ---------------------------------------------------------
       0.15%              First $200 million
       0.135%             Over $200 million, up to and including $700 million
       0.10%              Over $700 million, up to and including $1.2 billion
       0.075%             Over $1.2 billion

4.    INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At December 31, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                 Unrealized appreciation         $ 45,734
                 Unrealized depreciation          (12,492)
                                                -----------
                 Net unrealized appreciation     $ 33,242
                                                -----------

At December 31,1998, the Fund had tax basis capital losses of $1,610 which may be carried over to offset future capital gains. Such losses expire December 31, 2006.

5.    INVESTMENT TRANSACTIONS

Purchases of securities (excluding short-term securities) for the period ended December 31, 1998 aggregated $225,001 and $7,533, respectively.